Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of loss before income taxes for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
U.S.	$(9,896)	$(7,623)

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows for the years ended December 31:

	2021	2020
Statutory rate	21.00%	21.00%
State tax	7.14%	7.33%
Tax credits	0.40%	0.44%
Valuation allowance	(27.48%)	(28.41%)
Other	(1.06%)	(0.36%)

	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred taxes were as follows as of December 31:

	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$17,646	$16,296
Accruals, reserves and others	757	198
Tax credits	1,900	1,807
Capitalized R&D	479	—

Total deferred tax assets	20,782	18,301

Deferred tax liabilities:
Property and equipment	(85)	(323)

Total deferred tax liabilities	(85)	(323)

Less: valuation allowance	20,697	17,978

Net deferred taxes	$—	$—

Schedule Of Operating Loss Carry forwards And Tax Credit Carry forward
Net
operating losses and tax credit carryforwards were as follows as of December 31, 2021:

	Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$24,759	Do Not Expire
Net operating losses, federal (Pre January 1, 2018)	$38,999	2028-2037
Net operating losses, state	$60,962	2029-2041
Tax credits, federal	$1,396	2034-2041
Tax credits, state	$1,440	N/A

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

January 1, 2020	$648
Additions based on tax positions related to 2020	26
Additions for tax positions of prior years	—

December 31, 2020	674

Additions based on tax positions related to 2021	35
Additions for tax positions of prior years	—

December 31, 2021	$709